Dear Policyowner:

The U.S. stock market has continued its unprecedented run of exceptional performance, with double digit returns for the first six months of 1999. Emerging international markets have come roaring back after some rough going in 1998 and the more established international markets, like those in Europe, also saw positive returns in the first half of 1999. Results in the subaccounts of MEMBERS(R) Variable Universal Life are reflective of these market forces:

                                                     Percent change
                                                   in Unit Value from
    Subaccount                                  12/31/98 through 6/30/99
--------------------------------------------------------------------------------
    Money Market                                        1.8%
    Treasury 2000                                       0.6%
    Bond                                               -0.7%
    Balanced                                            9.8%
    Growth and Income Stock                            20.0%
    Capital Appreciation Stock                         12.3%
    International Stock                                 3.3%
    Global Governments                                 -3.4%
    Emerging Growth                                    12.4%
--------------------------------------------------------------------------------

This booklet contains the semiannual reports for the various components of MEMBERS(R) Variable Universal Life. The first section contains the following reports for the CUNA Mutual Life Variable Account:

           Statements of Assets and Liabilities ........................page   2
           Statements of Operations ....................................page   4
           Statements of Changes in Net Assets .........................page   7
           Notes to the Financial Statements ...........................page  10

The subaccounts of CUNA Mutual Life Variable Account invest in mutual funds. The returns shown above reflect the deduction of the separate account level charges. Returns at the separate account level shown above are slightly lower than at the mutual fund level as a result of these charges.

The remaining sections of this booklet cover the mutual funds which include discussions of the funds' results and the managers' outlooks. The second section contains the report for the Ultra Series Fund which includes the Money Market Fund, Treasury 2000 Fund, Bond Fund, Balanced Fund, Growth and Income Stock Fund, and the Capital Appreciation Stock Fund. The third section contains the report for the International Stock Portfolio of the T. Rowe Price International Series, Inc., and the last section contains the reports for the MFS(R) Global Governments SeriesSM and the MFS(R) Emerging Growth SeriesSM of the MFS(R) Variable Insurance TrustSM.

We believe that MEMBERS(R) Variable Universal Life can be a great way to meet your life insurance protection needs, while providing the opportunity for long term asset accumulation. We look forward to serving your life insurance and asset accumulation needs through MEMBERS(R) Variable Universal Life.
Thank you for giving us that opportunity.

Sincerely,

/s/  Michael B. Kitchen

Michael B. Kitchen
President and Chief Executive Officer
CUNA Mutual Life Insurance Company

                        CUNA MUTUAL LIFE VARIABLE ACCOUNT
                      Statements of Assets and Liabilities
                                  June 30, 1999
                                   (Unaudited)


                                                         Money          Treasury                                          Growth and
                                                         Market           2000            Bond           Balanced       Income Stock
Assets:                                                Subaccount      Subaccount      Subaccount       Subaccount        Subaccount
Investments in Ultra Series Fund:
(note 2)
Money Market Fund,
3,136,335 shares at net asset value of
$1.00 per share (cost $3,136,335)                      $3,136,335      $     --        $     --        $      --        $       --

Treasury 2000 Fund,
184,870 shares at net asset value
of $10.03 per share (cost $1,615,171)                        --         1,854,226            --               --                --

Bond Fund,
372,097 shares at net asset value
of $10.40 per share (cost $3,889,863)                        --              --         3,869,724             --                --

Balanced Fund,
3,776,751 shares at net asset value
of $20.53 per share (cost $54,829,046)                       --              --              --         77,539,044              --

Growth and Income Stock Fund,
2,850,946 shares at net asset value
of $36.59 per share (cost $56,685,015)                       --              --              --               --         104,333,305
                                                       ----------      ----------      ----------      -----------      ------------
Total assets                                           $3,136,335      $1,854,226      $3,869,724      $77,539,044      $104,333,305
                                                       ----------      ----------      ----------      -----------      ------------
Liabilities:
Accrued adverse mortality and
expense charges                                             2,657           9,587           3,133           62,040            82,765
                                                       ----------      ----------      ----------      -----------      ------------
Total liabilities                                           2,657           9,587           3,133           62,040            82,765
                                                       ----------      ----------      ----------      -----------      ------------
Net assets                                              3,133,678       1,844,639       3,866,591       77,477,004       104,250,540
                                                       ==========      ==========      ==========      ===========      ============
Units outstanding (note 5)                                159,983         201,769         139,957        1,623,167         1,237,595
                                                       ==========      ==========      ==========      ===========      ============
Net asset value per unit                               $    19.59      $     9.14      $    27.63      $     47.73      $      84.24
                                                       ==========      ==========      ==========      ===========      ============





                        CUNA MUTUAL LIFE VARIABLE ACCOUNT
                      Statements of Assets and Liabilities
                                  June 30, 1999
                                   (Unaudited)

                                                      Capital
                                                    Appreciation           International             Global                Emerging
                                                        Stock                  Stock               Governments              Growth
Assets:                                              Subaccount             Subaccount             Subaccount             Subaccount
Investments in Ultra Series Fund:
   (note 2)
Capital Appreciation Stock Fund,
   1,511,324 shares at net asset value of
   $25.00 per share (cost $22,503,095)              $37,784,116         $           --         $           --         $           --

Investments in T. Rowe Price
International Fund, Inc.:
   International Stock Portfolio,
   424,341 shares at net asset value of
   $15.07 per share (cost $5,458,145)                        --              6,394,821                     --                     --

Investments in MFS(R) Variable Insurance TrustSM:
   Global Governments Series,
   78,601 shares at net asset value of
   $9.99 per share (cost $806,018)                           --                     --                785,229                     --

Investments in MFS(R) Variable Insurance TrustSM:
   Emerging Growth Series,
   361,665 shares at net asset value of
   $24.22 per share (cost $6,017,656)                        --                     --                     --              8,759,516
                                                     ----------             ----------             ----------             ----------
      Total assets                                  $37,784,116             $6,394,821               $785,229             $8,759,516
                                                     ----------             ----------             ----------             ----------
Liabilities:
Accrued adverse mortality and
   expense charges                                       30,164                  5,166                    637                  6,785
                                                     ----------             ----------             ----------             ----------
      Total liabilities                                  30,164                  5,166                    637                  6,785
                                                     ----------             ----------             ----------             ----------
      Net assets                                     37,753,952              6,389,655                784,592              8,752,731
                                                     ==========             ==========             ==========             ==========
      Units outstanding (note 5)                      1,318,804                436,700                 65,948                479,712
                                                     ==========             ==========             ==========             ==========
      Net asset value per unit                           $28.63                 $14.63                 $11.90                 $18.25
                                                     ==========             ==========             ==========             ==========

See accompanying notes to financial statements.




                        CUNA MUTUAL LIFE VARIABLE ACCOUNT
                            Statements of Operations
 For the six months ended June 30, 1999 and the years ended December 31, 1998 and 1997
                                   (Unaudited)

                                                          MONEY MARKET SUBACCOUNT                     TREASURY 2000 SUBACCOUNT

Investment income (loss):                                  1999           1998           1997        1999         1998         1997
                                                    -----------    -----------    -----------    --------    ---------    ---------

Dividend income                                     $    76,896    $   123,985    $    85,594    $   --      $ 106,391    $ 106,851
Adverse mortality and expense charges
(note 3)                                                (15,432)       (22,312)       (15,448)     (8,201)     (15,826)     (14,583)
                                                    -----------    -----------    -----------    --------    ---------    ---------
Net investment income (loss)                             61,464        101,673         70,146      (8,201)      90,465       92,268
                                                    -----------    -----------    -----------    --------    ---------    ---------
Realized and unrealized gain (loss)
on investments:
Realized gain (loss) on security
transactions:
Capital gain distributions                                 --             --             --          --           --           --
Proceeds from sale of securities                      1,968,342      2,979,908      4,634,860        --           --           --
Cost of securities sold                              (1,968,342)    (2,979,908)    (4,634,860)       --           --           --
                                                    -----------    -----------    -----------    --------    ---------    ---------
Net realized gain (loss) on security
transactions                                               --             --             --          --           --           --
Net change in unrealized appreciation
or depreciation on investments                             --             --             --        18,322       21,682        1,846
                                                    -----------    -----------    -----------    --------    ---------    ---------
Net gain (loss) on investments                             --             --             --        18,322       21,682        1,846
                                                    -----------    -----------    -----------    --------    ---------    ---------
Net increase (decrease) in net assets
resulting from operations                           $    61,464    $   101,673    $    70,146    $ 10,121    $ 112,147    $  94,114
                                                    ===========    ===========    ===========    ========    =========    =========


                                                              BOND SUBACCOUNT                           BALANCED SUBACCOUNT

Investment income (loss):                               1999         1998         1997           1999           1998           1997
                                                   ---------    ---------    ---------    -----------    -----------    -----------

Dividend income                                    $  52,054    $ 196,337    $ 136,739    $   450,441    $ 1,934,712    $ 2,062,026
Adverse mortality and expense charges
(note 3)                                             (17,109)     (30,006)     (23,285)      (328,160)      (577,128)      (509,762)
                                                   ---------    ---------    ---------    -----------    -----------    -----------
Net investment income (loss)                          34,945      166,331      113,454        122,281      1,357,584      1,552,264
                                                   ---------    ---------    ---------    -----------    -----------    -----------
Realized and unrealized gain (loss)
on investments:
Realized gain (loss) on security
transactions:
Capital gain distributions                                57        2,477          379           --            3,744        758,320
Proceeds from sale of securities                     386,578      441,318      402,615      2,372,537      4,012,722      4,525,247
Cost of securities sold                             (382,478)    (426,398)    (394,979)    (1,727,342)    (3,159,159)    (3,785,014)
                                                   ---------    ---------    ---------    -----------    -----------    -----------
Net realized gain (loss) on security
transactions                                           4,157       17,397        8,015        645,195        857,307      1,498,553
Net change in unrealized appreciation
or depreciation on investments                       (66,161)     (14,556)      41,691      6,054,615      5,340,950      5,202,066
                                                   ---------    ---------    ---------    -----------    -----------    -----------
Net gain (loss) on investments                       (62,004)       2,841       49,706      6,699,810      6,198,257      6,700,619
                                                   ---------    ---------    ---------    -----------    -----------    -----------
Net increase (decrease) in net assets
resulting from operations                          ($ 27,059)   $ 169,172    $ 163,160    $ 6,822,091    $ 7,555,841    $ 8,252,883
                                                   =========    =========    =========    ===========    ===========    ===========

See accompanying notes to financial statements.





                        CUNA MUTUAL LIFE VARIABLE ACCOUNT
                            Statements of Operations
 For the six months ended June 30, 1999 and the years ended December 31, 1998 and 1997
                                   (Unaudited)

                                              GROWTH AND INCOME STOCK SUBACCOUNT              CAPITAL APPRECIATION STOCK SUBACCOUNT

Investment income (loss):                         1999            1998            1997           1999           1998           1997
                                          ------------    ------------    ------------    -----------    -----------    -----------

Dividend income                           $    265,776    $    869,525    $    778,858    $    10,602    $    88,433    $   119,794
Adverse mortality and expense charges
(note 3)                                      (420,525)       (691,564)       (527,025)      (156,180)      (259,874)      (182,627)
                                          ------------    ------------    ------------    -----------    -----------    -----------
Net investment income (loss)                  (154,749)        177,961         251,833       (145,578)      (171,441)       (62,833)
                                          ------------    ------------    ------------    -----------    -----------    -----------
Realized and unrealized gain (loss)
on investments:
Realized gain (loss) on security
transactions:
Capital gain distributions                     377,739       3,106,051       1,145,587         19,297        769,968        317,275
Proceeds from sale of securities             1,951,606       3,497,748       3,033,581      1,391,036      1,770,807      1,795,596
Cost of securities sold                     (1,149,740)     (2,160,207)     (2,103,099)      (886,566)    (1,192,638)    (1,354,057)
                                          ------------    ------------    ------------    -----------    -----------    -----------
Net realized gain (loss) on security
transactions                                 1,179,605       4,433,592       2,076,069        523,767      1,348,137        758,814
Net change in unrealized appreciation
or depreciation on investments              16,204,582       7,377,335      12,852,455      3,713,367      4,151,868      4,563,309
                                          ------------    ------------    ------------    -----------    -----------    -----------
Net gain (loss) on investments              17,834,187      11,820,927      14,928,524      4,237,134      5,500,005      5,322,123
                                          ------------    ------------    ------------    -----------    -----------    -----------
Net increase (decrease) in net assets
resulting from operations                 $ 17,229,438    $ 11,998,888    $ 15,180,357    $ 4,091,556    $ 5,328,564    $ 5,259,290
                                          ============    ============    ============    ===========    ===========    ===========

                                          INTERNATIONAL STOCK SUBACCOUNT                             GLOBAL GOVERNMENTS SUBACCOUNT

Investment income (loss):                      1999          1998          1997                      1999         1998         1997
                                          ---------     ---------     ---------                 ---------     --------     --------
Dividend income                           $    --       $  90,596     $  99,113                 $  35,810     $  8,821     $  7,143
Adverse mortality and expense
charges (note 3)                            (27,241)      (47,908)      (32,130)                   (3,253)      (6,487)      (3,401)
                                          ---------     ---------     ---------                 ---------     --------     --------
Net investment income (loss)                (27,241)       42,688        66,983                    32,557        2,334        3,742
                                          ---------     ---------     ---------                 ---------     --------     --------
Realized and unrealized gain (loss)
on investments:
Realized gain (loss) on security
transactions:
Capital gain distributions                     --            --            --                        --           --           --
Proceeds from sale of securities            297,424       491,409       235,721                   107,031       92,387       65,919
Cost of securities sold                    (257,664)     (442,671)     (211,895)                 (102,954)     (90,661)     (66,515)
                                          ---------     ---------     ---------                 ---------     --------     --------
Net realized gain (loss) on security
transactions                                 39,760        48,738        23,826                     4,077        1,726         (596)
Net change in unrealized appreciation
or depreciation on investments              194,284       608,851       (62,452)                  (64,471)      44,633       (5,796)
                                          ---------     ---------     ---------                 ---------     --------     --------
Net gain (loss) on investments              234,044       657,589       (38,626)                  (60,394)      46,359       (6,392)
                                          ---------     ---------     ---------                 ---------     --------     --------
Net increase (decrease) in net assets
resulting from operations                 $ 206,803     $ 700,277     $  28,357                 ($ 27,837)    $ 48,693     ($ 2,650)
                                          =========     =========     =========                 =========     ========     ========

See accompanying notes to financial statements.




                        CUNA MUTUAL LIFE VARIABLE ACCOUNT
                            Statements of Operations
 For the six months ended June 30, 1999 and the years ended December 31, 1998 and 1997
                                   (Unaudited)

                                                                  EMERGING GROWTH SUBACCOUNT

Investment income (loss):                               1999                    1998                  1997
                                                   ---------             -----------             ---------

Dividend income                                    $    --               $    45,309             $    --
Adverse mortality and expense charges
(note 3)                                             (35,336)                (48,583)              (21,660)
                                                   ---------             -----------             ---------
Net investment income (loss)                         (35,336)                 (3,274)              (21,660)
                                                   ---------             -----------             ---------
Realized and unrealized gain (loss)
on investments:
Realized gain (loss) on security
transactions:
Capital gain distributions                              --                      --                    --
Proceeds from sale of securities                     486,979                 448,520               234,899
Cost of securities sold                             (353,109)               (373,845)             (222,640)
                                                   ---------             -----------             ---------
Net realized gain (loss) on security
transactions                                         133,870                  74,675                12,259
Net change in unrealized appreciation
or depreciation on investments                       830,039               1,524,641               384,388
                                                   ---------             -----------             ---------
Net gain (loss) on investments                       963,909               1,599,316               396,647
                                                   ---------             -----------             ---------
Net increase (decrease) in net assets
resulting from operations                          $ 928,573             $ 1,596,042             $ 374,987
                                                   =========             ===========             =========

See accompanying notes to financial statements.




                        CUNA MUTUAL LIFE VARIABLE ACCOUNT
                       Statements of Changes in Net Assets
 For the six months ended June 30, 1999 and the years ended December 31, 1998 and 1997
                                  (Unaudited)

                                                  MONEY MARKET SUBACCOUNT                            TREASURY 2000 SUBACCOUNT

Operations:                                         1999           1998           1997           1999           1998           1997
                                             -----------    -----------    -----------    -----------    -----------    -----------

Net investment income (loss)                 $    61,464    $   101,673    $    70,146    ($    8,201)   $    90,465    $    92,268
Net realized gain (loss) on
security transactions                               --             --             --             --             --             --
Net change in unrealized appreciation
or depreciation on investments                      --             --             --           18,322         21,682          1,846
                                             -----------    -----------    -----------    -----------    -----------    -----------
Change in net assets from
operations                                        61,464        101,673         70,146         10,121        112,147         94,114
                                             -----------    -----------    -----------    -----------    -----------    -----------
Capital unit transactions (note 5):
Proceeds from sale of units                    1,623,638      4,485,112      6,190,640        221,100        447,349        621,004
Cost of units repurchased                     (2,166,691)    (3,592,636)    (5,367,244)      (221,100)      (424,204)      (599,303)
                                             -----------    -----------    -----------    -----------    -----------    -----------
Change in net assets from capital
unit transactions                               (543,053)       892,476        823,396           --           23,145         21,701
                                             -----------    -----------    -----------    -----------    -----------    -----------
Increase (decrease) in net assets               (481,589)       994,149        893,542         10,121        135,292        115,815
Net assets:
Beginning of period                            3,615,267      2,621,118      1,727,576      1,834,518      1,699,226      1,583,411
                                             -----------    -----------    -----------    -----------    -----------    -----------
End of period                                $ 3,133,678    $ 3,615,267    $ 2,621,118    $ 1,844,639    $ 1,834,518    $ 1,699,226
                                             ===========    ===========    ===========    ===========    ===========    ===========

                                                          BOND SUBACCOUNT                              BALANCED SUBACCOUNT

Operations:                                   1999            1998           1997            1999           1998             1997
                                              ----            ----           ----            ----           ----             ----

Net investment income (loss)              $    34,945    $   166,331    $   113,454    $    122,281    $  1,357,584    $  1,552,264
Net realized gain (loss) on
security transactions                           4,157         17,397          8,015         645,195         857,307       1,498,553
Net change in unrealized appreciation
or depreciation on investments                (66,161)       (14,556)        41,691       6,054,615       5,340,950       5,202,066
                                          -----------    -----------    -----------    ------------    ------------    ------------
Change in net assets from
operations                                    (27,059)       169,172        163,160       6,822,091       7,555,841       8,252,883
                                          -----------    -----------    -----------    ------------    ------------    ------------

Capital unit transactions (note 5):
Proceeds from sale of units                   830,057      1,182,649      1,162,322       8,256,338      10,811,007      10,763,242
Cost of units repurchased                    (553,422)      (772,448)      (705,363)     (6,361,674)    (10,309,524)    (10,663,916)
                                          -----------    -----------    -----------    ------------    ------------    ------------
Change in net assets from capital
unit transactions                             276,635        410,201        456,959       1,894,664         501,483          99,326
                                          -----------    -----------    -----------    ------------    ------------    ------------
Increase (decrease) in net assets             249,576        579,373        620,119       8,716,755       8,057,324       8,352,209
Net assets:
Beginning of period                         3,617,015      3,037,642      2,417,523      68,760,249      60,702,925      52,350,716
                                          -----------    -----------    -----------    ------------    ------------    ------------
End of period                             $ 3,866,591    $ 3,617,015    $ 3,037,642    $ 77,477,004    $ 68,760,249    $ 60,702,925
                                          ===========    ===========    ===========    ============    ============    ============

See accompanying notes to financial statements.




                        CUNA MUTUAL LIFE VARIABLE ACCOUNT
                       Statements of Changes in Net Assets
 For the six months ended June 30, 1999 and the years ended December 31, 1998 and 1997
                                   (Unaudited)

                                                GROWTH AND INCOME STOCK SUBACCOUNT           CAPITAL APPRECIATION SUBACCOUNT

Operations:                                 1999             1998            1997            1999            1998             1997
                                            ----             ----            ----            ----            ----             ----

Net investment income (loss)          ($    154,749)   $    177,961    $    251,833    ($   145,578)   ($   171,441)   ($    62,833)
Net realized gain (loss) on
security transactions                     1,179,605       4,443,592       2,076,069         523,767       1,348,137         758,814
Net change in unrealized appreciation
or depreciation on investments           16,204,582       7,377,335      12,852,455       3,713,367       4,151,868       4,563,309
                                      -------------    ------------    ------------    ------------    ------------    ------------
Change in net assets from
operations                               17,229,438      11,998,888      15,180,357       4,091,556       5,328,564       5,259,290
                                      -------------    ------------    ------------    ------------    ------------    ------------
Capital unit transactions (note 5):
Proceeds from sale of units               9,063,876      15,135,142      16,677,681       4,146,549       7,807,048       9,240,958
Cost of units repurchased                (6,734,453)    (11,770,989)    (10,282,732)     (3,549,891)     (5,420,620)     (4,699,419)
                                      -------------    ------------    ------------    ------------    ------------    ------------
Change in net assets from capital
unit transactions                         2,329,423       3,364,153       6,394,949         596,658       2,386,428       4,541,539
                                      -------------    ------------    ------------    ------------    ------------    ------------
Increase (decrease) in net assets        19,558,861      15,363,041      21,575,306       4,688,214       7,714,992       9,800,829
Net assets:
Beginning of period                      84,691,679      69,328,638      47,753,332      33,065,738      25,350,746      15,549,917
                                      -------------    ------------    ------------    ------------    ------------    ------------
End of period                         $ 104,250,540    $ 84,691,679    $ 69,328,638    $ 37,753,952    $ 33,065,738    $ 25,350,746
                                      =============    ============    ============    ============    ============    ============


                                              INTERNATIONAL STOCK SUBACCOUNT              GLOBAL GOVERNMENTS SUBACCOUNT

Operations:                                    1999           1998           1997         1999         1998         1997
                                        -----------    -----------    -----------    ---------    ---------    ---------

Net investment income (loss)            ($   27,241)   $    42,688    $    66,983    $  32,557    $   2,334    $   3,742
Net realized gain (loss) on
security transactions                        39,760         48,738         23,826        4,077        1,726         (596)
Net change in unrealized appreciation
or depreciation on investments              194,284        608,851        (62,452)     (64,471)      44,633       (5,796)
                                        -----------    -----------    -----------    ---------    ---------    ---------
Change in net assets from
operations                                  206,803        700,277         28,357      (27,837)      48,693       (2,650)
                                        -----------    -----------    -----------    ---------    ---------    ---------
Capital unit transactions (note 5):
Proceeds from sale of units               1,024,449      1,897,345      2,721,533      194,808       85,855      530,877
Cost of units repurchased                  (664,658)    (1,227,692)      (904,022)    (119,832)    (118,224)     (95,423)
                                        -----------    -----------    -----------    ---------    ---------    ---------
Change in net assets from capital
unit transactions                           359,791        669,653      1,817,511       74,976      (32,369)     435,454
                                        -----------    -----------    -----------    ---------    ---------    ---------
Increase (decrease) in net assets           566,594      1,369,930      1,845,868       47,139       16,324      432,804
Net assets:
Beginning of period                       5,823,061      4,453,131      2,607,263      737,453      721,129      288,325
                                        -----------    -----------    -----------    ---------    ---------    ---------
End of period                           $ 6,389,655    $ 5,823,061    $ 4,453,131    $ 784,592    $ 737,453    $ 721,129
                                        ===========    ===========    ===========    =========    =========    =========

See accompanying notes to financial statements.




                        CUNA MUTUAL LIFE VARIABLE ACCOUNT
                       Statements of Changes in Net Assets
 For the six months ended June30, 1999 and the years ended December 31, 1998 and 1997
                                   (Unaudited)

                                                        EMERGING GROWTH SUBACCOUNT

Operations:                                   1999                 1998                1997
                                              ----                 ----                ----

  Net investment income (loss)              ($35,336)            ($3,274)            ($21,660)
  Net realized gain (loss) on
   security transactions                     133,870              74,675               12,259
  Net change in unrealized appreciation
   or depreciation on investments            830,039           1,524,641              384,388
                                           ---------           ---------            ---------
   Change in net assets from
    operations                               928,573           1,596,042              374,987
                                           ---------           ---------            ---------
Capital unit transactions (note 5):
  Proceeds from sale of units              1,905,566           2,707,434            3,238,087
  Cost of units repurchased               (1,117,657)         (1,321,467)            (749,413)
                                           ---------           ---------            ---------
   Change in net assets from capital
    unit transactions                        787,909           1,385,967            2,488,674
                                           ---------           ---------            ---------
Increase (decrease) in net assets          1,716,482           2,982,009            2,863,661
Net assets:
  Beginning of period                      7,036,249           4,054,240            1,190,579
                                           ---------            --------            ---------
  End of period                           $8,752,731          $7,036,249           $4,054,240
                                           =========           =========            =========

See accompanying notes to financial statements.


                        CUNA MUTUAL LIFE VARIABLE ACCOUNT
                          Notes to Financial Statements

(1)   Organization

      The CUNA Mutual Life Variable Account (the Account) is a unit investment trust registered under the Investment Company Act of 1940 with the Securities and Exchange Commission (SEC). The Account was established as a separate investment account within CUNA Mutual Life Insurance Company to receive and invest net premiums paid under flexible premium variable life insurance policies.

      Although the assets of the Account are the property of CUNA Mutual Life Insurance Company, those assets attributable to the policies are not chargeable with liabilities arising out of any other business which CUNA Mutual Life Insurance Company may conduct.

      The net assets maintained in the Account attributable to the policies provide the base for the periodic determination of the increased or decreased benefits under the policies. The net assets may not be less than the amount required under state insurance law to provide certain death benefits and other policy benefits. Additional assets are held in CUNA Mutual Life Insurance Company's general account to cover death benefits in excess of the accumulated value.


(2)   Significant Accounting Policies

      Investments

      The Account currently is divided into nine subaccounts but may, in the future, include additional subaccounts. Each subaccount invests exclusively in shares of a single underlying fund. (The term fund is used to mean an investment portfolio sometimes called a series, i.e., Ultra Series Fund, T. Rowe Price International Fund, Inc., MFS(R) Variable Insurance TrustSM, or any other open-end management investment company or unit investment trust in which a subaccount invests.) The income, gains and losses, realized or unrealized, from the assets allocated to each subaccount are credited to or charged against that subaccount without regard to income, gains or losses from any other subaccount.

      The Account invests in shares of Ultra Series Fund, T. Rowe Price International Fund, Inc., and MFS(R) Variable Insurance TrustSM. Each is a management investment company of the series type with one or more funds. Each is registered with the SEC as an open-end management investment company. Such registration does not involve supervision of the management or investment practices or policies of the companies or their funds by the SEC.

      Ultra Series Fund currently has six funds available as investment options under the policies while T. Rowe Price International Fund, Inc., has one and MFS(R) Variable Insurance TrustSM has two funds available as an investment option. MFS(R) Variable Insurance TrustSM also has other funds that are not available under the policies. These fund companies may, in the future, create additional funds that may or may not be available as investment options under the policies. Each fund has its own investment objectives and the income, gains, and losses for each fund are determined separately for that fund.

      CIMCO Inc. (CIMCO) serves as the investment advisor to the Ultra Series Fund and manages its assets in accordance with general policies and guidelines established by the board of trustees of the Ultra Series Fund. CUNA Mutual Life Insurance Company owns one half of CIMCO's outstanding stock and one half is owned indirectly by CUNA Mutual Insurance Society.

      Rowe Price-Fleming International, Inc. (RPFI) serves as the Investment Advisor to the International Stock Portfolio and manages its assets in accordance with general policies and guidelines established by the board of directors of T. Rowe Price International Fund, Inc. RPFI was founded in 1979 as a joint venture between T. Rowe Price Associates, Inc. and Robert Fleming Holdings Limited.

      Massachusetts Financial Services Company (MFS) serves as the Investment Advisor to the MFS World Governments Series and Emerging Growth Series and manages its assets in accordance with general policies and guidelines established by the board of trustees of MFS(R) Variable Insurance TrustSM. MFS is a subsidiary of Sun Life Assurance Company of Canada (U.S.) which, in turn, is a subsidiary of Sun Life Assurance Company of Canada.

      The assets of each fund are held separate from the assets of the other funds, and each fund is offered at a price equal to its respective net asset value per share, without sales charge. Dividends and capital gain distributions from each fund are reinvested in that fund. Investments in shares of the funds are stated at market value which is the net asset value per share as determined by the funds. Realized gains and losses from security transactions are reported on an average cost basis. Dividend income is recorded on the ex-dividend date.

      Federal Income Taxes

      The operations of the Account form a part of the operations of CUNA Mutual Life Insurance Company and are not taxed separately. CUNA Mutual Life Insurance Company does not initially expect to incur any income tax upon the earnings or the realized capital gains attributable to the Account. Accordingly, no charge for income tax is currently being made to the Account. If such taxes are incurred by CUNA Mutual Life Insurance Company in the future, a charge to the Account may be assessed.

      Use of Estimates

      The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

(3)   Fees and Charges

      Organization Costs

      CUNA Mutual Life Insurance Company absorbed all organization expenses of the Account.

      Policy Charges

      In addition to charges for state taxes, which reduce premiums prior to the allocation of net premiums to the subaccounts of the Account, the following charges may be deducted by CUNA Mutual Life Insurance Company by redeeming an appropriate number of units for each policy.

      Administrative Fee: CUNA Mutual Life Insurance Company will have primary responsibility for the administration of the Account and the policies issued. As reimbursement for these expenses, CUNA Mutual Life Insurance Company may assess each policy a monthly administrative fee. For additional detail, see schedule of expenses and charges in the prospectus.

      Deferred Contingent Sales and Administrative Charges: The sales and administrative expenses incurred when a policy is issued are deferred (Deferred Charges) until the policy is surrendered. Such charges are not collected at all if the policy is held for nine years, or if the insured dies during that period. In no instance will the charge exceed 30 percent of the lesser of premiums paid or the Guideline Annual Premium (as defined under the Investment Company Act of 1940) of the policy. The Deferred Charges are normally built up in twelve equal increments during the first policy year. Beginning on the second policy anniversary, incremental amounts are released by allocations back to the subaccounts on each anniversary until the tenth policy anniversary when all remaining Deferred Charges are released. All amounts in the Deferred Charges Account are held and interest credited to the policy at a minimum rate of 4 percent with CUNA Mutual Life Insurance Company crediting additional amounts at its discretion.

      Policy Fee: CUNA Mutual Life Insurance Company will incur first-year expenses upon issue of a policy, and will assess each policy a monthly policy fee to recover these expenses.

      Cost of Insurance and Additional Benefits Provided: CUNA Mutual Life Insurance Company will assume the responsibility for providing the insurance benefits provided in the policy. The cost of insurance will be determined each month based upon the applicable cost of insurance rates and the net amount at risk. The cost of insurance can vary from month to month since the determination of both the insurance rate and the net amount at risk depends upon a number of variables as described in the Account's prospectus.

      Variable Account Charges

      Mortality and Expense Risk Charge: CUNA Mutual Life Insurance Company will deduct daily a mortality and expense risk charge from the Account at an annual rate of .90 percent of the average daily net asset value of the Account. These charges will be deducted by CUNA Mutual Life Insurance Company in return for its assumption of risks associated with adverse mortality experience or excess administrative expenses in connection with policies issued.

(4)   Investment Transactions

      The  cost  of  shares  purchased,   including   reinvestment  of  dividend
      distributions, during the six months ended June 30, 1999, was as follows:

         Money Market Fund.................................. $1,488,575
         Treasury 2000 Fund.................................          0
         Bond Fund..........................................    700,459
         Balanced Fund......................................  4,434,732
         Growth and Income Stock Fund.......................  4,566,079
         Capital Appreciation Stock Fund....................  1,883,662
         International Stock Portfolio......................    633,714
         Global Governments Series..........................    215,021
         Emerging Growth....................................  1,244,629
                                                             ----------
                                                            $15,166,871
                                                             ==========

(5)   Unit Activity from Contract Transactions

      Transactions in units of each subaccount of the Account for the year ended December 31, 1998, 1997, and 1996, and for the six-month period ended June 30, 1999, were as follows:

                         Money      Treasury                               Growth and
                         Market       2000        Bond       Balanced     Income Stock
                       Subaccount  Subaccount  Subaccount   Subaccount     Subaccount

Units outstanding at
December 31, 1996        97,454     196,670      97,412     1,567,551     1,036,605
Units sold              342,456      77,604      45,022       297,548       313,426
Units repurchased      (298,002)    (75,054)    (27,507)     (296,125)     (194,852)
                       --------    --------    --------    ----------    ----------
Units outstanding at
December 31, 1997       141,908     199,220     114,927     1,568,974     1,155,179
Units sold              236,364      52,984      43,507       266,148       233,645
Units                  (190,395)    (50,435)    (28,421)     (254,086)     (181,819)
                       --------    --------    --------    ----------    ----------
Units outstanding at
December 31, 1998       187,877     201,769     130,013     1,581,036     1,207,005
Units sold               83,698      24,286      29,858       181,650       118,705
Units repurchased      (111,592)    (24,286)    (19,914)     (139,519)      (88,115)
                       --------    --------    --------    ----------    ----------
Units outstanding at
June 30, 1999           159,983     201,769     139,957     1,623,167     1,237,595
                       ========    ========    ========    ==========    ==========

                          Capital
                       Appreciation     International     Global      Emerging
                           Stock            Stock       Governments    Growth
                        Subaccount       Subaccount     Subaccount   Subaccount*
Units outstanding at
  December 31, 1996       953,534          216,089         24,554      117,771
Units sold                490,480          216,687         46,412      280,804
Units repurchased        (252,149)         (71,570)        (8,295)     (66,642)
                         --------         --------      ---------      -------
Units outstanding at
  December 31, 1997     1,191,865          361,206         62,671      331,933
Units sold                340,862          141,913          7,299      197,716
Units repurchased        (235,746)         (91,869)       (10,044)     (96,508)
                         --------         --------      ---------      -------
Units outstanding at
  December 31, 1998     1,296,981          411,250         59,926      433,141
Units sold                155,832           71,932         15,922      112,436
Units repurchased        (134,009)         (46,482)        (9,900)     (65,865)
                         --------         --------      ---------      -------
Units outstanding at
  June 30, 1999         1,318,804          436,700         65,948      479,712
                         ========         ========      =========      =======

*The data is for the period beginning May 1, 1996 (date of initial activity).

(6)   Condensed Financial Information

      The table below gives per unit information about the financial history of each subaccount for each period.

                                         MONEY MARKET SUBACCOUNT                               TREASURY 2000 SUBACCOUNT
                          1999       1998       1997      1996       1995          1999       1998      1997       1996       1995
                          ----       ----       ----      ----       ----          ----       ----      ----       ----       ----
Net asset value:
  Beginning of period    $19.24     $18.47     $17.73    $17.05     $16.33         $9.09      $8.53     $8.05      $7.95      $6.63
  End of period           19.59      19.24      18.47     17.73      17.05          9.14       9.09      8.53       8.05       7.95
Percentage increase
  in unit value
  during period*          1.8%       4.2%       4.2%       4.0%       4.4%         0.6%       6.6%      6.0%       1.3%       19.9%
Number of units
  outstanding at
  end of period          159,983    187,877    141,908   97,454     125,112       201,769    201,769   199,220    196,670    194,133





                                             BOND SUBACCOUNT                                               BALANCED SUBACCOUNT
                          1999       1998       1997      1996      1995        1999       1998        1997       1996       1995
                          ----       ----       ----      ----      ----        ----       ----        ----       ----       ----
Net  asset value:
  Beginning of period    $27.82     $26.43     $24.82    $24.35    $21.11      $43.49     $38.69      $33.40     $30.41     $25.09
  End of period           27.63      27.82      26.43     24.82     24.35       47.73      43.49       38.69      33.40      30.41
Percentage increase
  in unit value
  during period*         (0.7%)      5.3%       6.5%      2.0%      15.3%       9.8%       12.4%       15.8%      9.8%       21.2%
Number of units
  outstanding at
  end of period          139,957    130,013    114,927   97,412    155,381    1,623,167  1,581,036   1,568,974  1,567,551  1,522,893


                                   GROWTH AND INCOME STOCK SUBACCOUNT                     CAPITAL APPRECIATION STOCK SUBACCOUNT
                          1999       1998       1997       1996      1995       1999       1998       1997       1996         1995
                          ----         --       ----       ----      ----       ----       ----       ----       ----         ----
Net asset value:

  Beginning of period    $70.17     $60.02     $46.17     $38.09    $29.16     $25.49     $21.27     $16.31     $13.55       $10.45

  End of period           84.24      70.17      60.02      46.17     38.09      28.63      25.49      21.27      16.31        13.55

Percentage increase
  in unit value
  during period*          20.0%      16.9%      30.0%      21.2%     30.6%      12.3%      19.8%      30.4%      20.4%        29.7%

Number of units
  outstanding at
  end of period         1,237,595  1,207,005  1,155,179  1,036,605  907,821   1,318,804  1,296,981  1,191,865   953,534      663,269

                                     INTERNATIONAL STOCK SUBACCOUNT                      GLOBAL GOVERNMENTS SUBACCOUNT
                          1999       1998       1997      1996      1995        1999      1998      1997       1996       1995
                          ----       ----       ----      ----      ----        ----      ----      ----       ----       ----
Net asset value:

  Beginning of period    $14.16     $12.33     $12.07    $10.61    $10.00      $12.31    $11.51    $11.74     $11.39     $10.00

  End of period           14.63      14.16      12.33     12.07     10.61       11.90     12.31     11.51      11.74      11.39

Percentage increase
  in unit value
  during period*          3.3%       14.8%      2.1%      13.8%      6.1%      (3.4%)     7.0%     (2.0%)      3.1%       13.9%

Number of units
  outstanding at
  end of period          436,700    411,250    361,206   216,089   70,876      65,948    59,926    62,671     24,554     19,219


                                      EMERGING GROWTH SUBACCOUNT**
                          1999       1998         1997        1996
Net asset value:

  Beginning of period    $16.24     $12.21       $10.11      $10.00

  End of period           18.25      16.24        12.21       10.11

Percentage increase
  in unit value
  during period*          12.4%      33.0%        20.8%        1.1%

Number of units
  outstanding at
  end of period          479,712    433,141      331,933     117,711

Note: The information noted as 1999 is from June 30, 1999. All others are at December 31 of the year indicated.

For the Money Market Subaccount, the "seven-day average yield" for the seven days ended June 30, 1999, was 4.53% and the "effective yield" for that period was 4.63%.

    *The amount of premium invested in CUNA Mutual Life Variable Account is the amount remaining after the policy charges described in footnote 3 have been deducted. The policy charges have not been taken into account in this calculation. Inclusion of the policy charges would reduce the percentage increase in unit value during the period.

   **The data is for the period beginning May 1, 1996 (date of initial activity).